Related Party Transactions (Details) - 401(k) Retirement Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Value of shares held	$ 794,449,092	$ 615,799,783
Common stock | Employer
Related Party Transactions
Number of Shares	157,132	137,141
Value of shares held	$ 14,787,764	$ 13,642,815
Dividends received	$ 351,146